Intangible assets and goodwill (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets And Goodwill [Line Items]
Explanation of period over which management has projected cash flows	5
Discount rate applied to cash flow projections	8.04%
Useful lives or amortisation rates, intangible assets other than goodwill		Useful life
Bottom of range [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	3
Top of range [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	6